Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Security Class Title: Pursuant to Rule 416(c) under the Securities Act, this Registration Statement on Form S-8 (this "Registration Statement") covers unsecured obligations of Veralto to pay deferred compensation in the future in accordance with the terms of the Veralto Corporation Non-Employee Directors' Deferred Compensation Plan. Maximum Aggregate Offering Price: Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, as amended.